Disclosures About Offsetting Assets And Liabilities (Financial Assets And Derivative Assets That Are Subject To Offset) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Offsetting [Abstract]
Gross amounts of recognized assets, Securities borrowing	[1]	$ 382,691	$ 318,105
Net amounts presented in the Statement of Financial Condition, Securities borrowing	[1]	382,691	318,105
Gross amounts not offset in the Statement of Financial Position, Financial instruments, Securities borrowing	[1]	(291,793)	(182,399)
Gross amounts not offset in the Statement of Financial Position, Collateral received, Securities borrowing	[1]	(68,776)	(123,309)
Securities borrowed, Net amount	[1]	22,122	12,397
Gross amounts of recognized assets, Reverse repurchase agreements	[2]	248,588	160,423
Net amounts presented in the Statement of Financial Condition, Securities purchased under agreements to resell	[2]	248,588	160,423
Gross amounts not offset in the Statement of Financial Position, Financial instruments, Securities purchased under agreements to resell	[2]	(216,542)	(160,423)
Gross amounts not offset in the Statement of Financial Position, Collateral received, Securities purchased under agreements to resell	[2]	(32,046)
Gross amounts of recognized assets, Cash flow interest rate contracts		10,390
Net amounts presented in the Statement of Financial Condition, Cash flow interest rate contracts		10,390
Cash flow interest rate contracts, Net amount		10,390
Gross amounts of recognized assets		641,669	478,528
Net amounts presented in the Statements of Financial Condition		641,669	478,528
Gross amounts not offset in the Statement of Financial Position		(508,335)	(342,822)
Gross amounts not offset in the Statement of Financial Position, Collateral received		(100,822)	(123,309)
Net amount		$ 32,512	$ 12,397

[1]	Securities borrowing transactions are included in receivables from brokers, dealers, and clearing organizations on the consolidated statements of financial condition. See Note 5 in the notes to consolidated financial statements for additional information on receivables from brokers, dealers, and clearing organizations.
[2]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $248.5 million and $160.3 million at December 31, 2016 and 2015, respectively.